INVESTMENT PROPERTIES - Valuation Adjustments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INVESTMENT PROPERTIES
Balance at the beginning of the year	$ 3,994,058	$ 3,132,220
Appraisals	232,462	236,617
Net increase (decrease)	444,295	564,371
Acquisitions through business combination		60,850
Amount reclassified from premises and equipment	39,096
Balance at the end of the year	4,709,911	3,994,058
Purchases, investment property	294,569	731,600
Subsequent expenditure recognised as an asset	170,920	66,745
Buildings
INVESTMENT PROPERTIES
Balance at the beginning of the year	3,870,706	2,949,720
Appraisals	194,608	239,823
Net increase (decrease)	280,107	620,313
Acquisitions through business combination		60,850
Amount reclassified from premises and equipment	39,096
Balance at the end of the year	4,384,517	3,870,706
Buildings | Bancolombia S.A.
INVESTMENT PROPERTIES
Purchases, investment property	80,954	221,834
Buildings | P.A. MERCURIO
INVESTMENT PROPERTIES
Purchases, investment property		249,492
Buildings | FCP Fondo Inmobiliario Colombia
INVESTMENT PROPERTIES
Purchases, investment property	91,182	242,274
Subsequent expenditure recognised as an asset	71,023
Sales, investment property		147,483
Land
INVESTMENT PROPERTIES
Balance at the beginning of the year	123,352	182,500
Appraisals	37,854	(3,206)
Net increase (decrease)	164,188	(55,942)
Balance at the end of the year	325,394	$ 123,352
Land | NOMAD CENTRAL and P.A. FAI CALLE 84
INVESTMENT PROPERTIES
Purchases, investment property	92,585
Subsequent expenditure recognised as an asset	$ 71,354